Stock-Based Compensation (Number Of Shares And Related Grant Date Fair Value Of PSU) (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date per share fair value	$ 19.23
Risk-free interest rate	2.20%	2.10%	[1]	2.10%	[1]
Expected life in years	7 years 11 months	7 years 6 months	[1]	6 years	[1]
Expected volatility (over expected life)	30.00%	30.50%	[1]	35.10%	[1]
Expected dividend yield (over expected life)	3.00%	3.00%	[1]	3.90%	[1]
Performance Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares base award	0.1	0.2		0.2
Grant date per share fair value	$ 40.16	$ 42.22		$ 30.45
Risk-free interest rate	1.30%	1.10%		0.80%
Expected life in years	3 years	3 years		3 years
Expected volatility (over expected life)	19.20%	19.80%		25.90%
Expected dividend yield (over expected life)	3.10%	2.90%		3.90%
Award Year 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR Performance Relative to the Peer Group (1%Best)				30.00%
Payout as a Percent of the Base Award				157.00%
Number of Shares Distributed				0.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid				$ 9.9
Award Year 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR Performance Relative to the Peer Group (1%Best)		27.00%
Payout as a Percent of the Base Award		165.40%
Number of Shares Distributed		0.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid		$ 8.5
Award Year 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR Performance Relative to the Peer Group (1%Best)	10.00%
Payout as a Percent of the Base Award	175.00%
Number of Shares Distributed	0.4	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid	$ 9.8	$ 6.7

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246OTU1Rjk4Mjg1NDA4NThDNDgxOEE4QzE1RDU2MDU2NDkM}